Cash flow disclosures - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow disclosures
Values at the beginning of the year	$ 1,465,437	$ 1,439,603	$ 1,344,817
Proceeds from borrowings	87,846	371,951	366,544
Loans and interest paid	(284,266)	(440,162)	(352,947)
Debt renegotiation expenses	(110)	(2,011)	(20,439)
Effects of exchange rate changes and inflation adjustment	(11,374)	(19,037)	(43,042)
Other non-cash movements	75,704	115,093	144,670
Balances	1,333,237	1,465,437	1,439,603
Bank and financial borrowings
Cash flow disclosures
Values at the beginning of the year	478,904	612,269	664,337
Proceeds from borrowings	81,900	143,388	185,465
Loans and interest paid	(202,341)	(321,435)	(258,615)
Debt renegotiation expenses		(1,282)	(2,204)
Effects of exchange rate changes and inflation adjustment	11,219	(7,518)	(38,450)
Other non-cash movements	22,557	53,482	61,736
Balances	392,239	478,904	612,269
Notes
Cash flow disclosures
Values at the beginning of the year	986,533	827,334	680,480
Proceeds from borrowings	1,682	210,762	181,079
Loans and interest paid	(78,455)	(101,757)	(94,332)
Debt renegotiation expenses	(110)	(729)	(18,235)
Effects of exchange rate changes and inflation adjustment	(20,452)	(10,504)	(4,592)
Other non-cash movements	51,739	61,427	82,934
Balances	940,937	986,533	$ 827,334
Bank overdrafts
Cash flow disclosures
Proceeds from borrowings	4,264	17,801
Loans and interest paid	(3,470)	(16,970)
Effects of exchange rate changes and inflation adjustment	(2,141)	(1,015)
Other non-cash movements	1,408	$ 184
Balances	$ 61